Trade Payables - Summary of Trade Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Trade and other current payables [abstract]
Invoices received	€ 57,325	€ 63,165	€ 61,282
Invoices to be received	20,576	12,870	9,175
Trade payables	€ 77,901	€ 76,035	€ 70,457